Administrative, operations and project expenses	12 Months Ended
Dec. 31, 2017
Disclosure of Administration, operation and project expenses [Abstract]
Disclosure of general and administrative expense [text block]
27.	Administrative, operations and project expenses

The following is the detail of administration, operation and project expenses, according to their function, for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
Administrative expenses
General expenses	723,341	556,563	393,971
Labor expenses	624,424	657,051	491,748
Taxes (1)	362,963	663,889	730,841
Depreciation and amortization	53,796	45,765	84,425
	1,764,524	1,923,268	1,700,985
Operations and project expenses
Exploration costs	1,341,940	728,590	1,584,249
Commissions, fees, freights and services	471,657	568,513	878,259
Taxes	324,223	286,331	348,871
Labor expenses	310,947	278,383	309,021
Maintenance	122,273	147,197	181,630
Depreciation and amortization	95,516	177,252	86,215
Fee for regulatory entities	63,470	87,325	77,909
Corporate projects	29,702	301,854	456,159
Others	166,337	176,242	111,955
	2,926,065	2,751,687	4,034,268

(1)	Mainly corresponds to the recognition of the wealth tax. See Note 10 - Taxes.